Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	370,133	313,846
Granted | shares	132,620	161,060
Released | shares	(133,670)	(104,178)
Forfeited | shares	(2,760)	(595)
Ending balance | shares	366,323	370,133
Weighted Average Intrinsic Value,Beginning Balance | $	$ 20.36	$ 20.71
Weighted Average Intrinsic Value,Granted | $	24.51	20.42
Weighted Average Intrinsic Value,Released | $	20.82	21.49
Weighted Average Intrinsic Value, Forfeited | $	23.19	20.48
Weighted Average Intrinsic Value, Ending Balance | $	$ 21.67	$ 20.36